SUBSEQUENT EVENTS (Details Textual) (Subsequent Event [Member], USD $)	12 Months Ended
Mar. 31, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Estimated Cash Proceeds To Operating Partnership	$ 335,000
Estimated Gain On Sale Of Operating Partnerships	$ 308,700